INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Trademark [Member] CNY	Dec. 31, 2013 Trademark [Member] CNY	Dec. 31, 2014 Computer software [Member] CNY	Dec. 31, 2013 Computer software [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross					1,828,762	1,828,762	11,240,538	6,603,124
Less: accumulated amortization		(3,105,252)	(1,968,299)
Intangible assets, net	1,605,913	9,964,048	6,463,587
Amortization of intangible assets	$ 183,244	1,136,953	953,290	764,312